Revenue	12 Months Ended
Dec. 31, 2023
Revenue
Revenue

7.   Revenue

The following table summarizes revenue from contracts with customers for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
In-game purchases	434,326	459,660	406,594
Advertising	30,223	20,028	27,500
Total	464,549	479,688	434,094

The following table sets forth revenue disaggregated based on geographical location of our payers:

	2023	2022	2021
US	163,818	160,314	136,570
Europe	117,183	101,320	93,620
Asia	111,123	124,322	106,404
Other	72,425	93,732	97,500
Total	464,549	479,688	434,094

90% of the Group’s total revenues for the year December 31, 2023 was generated by Hero Wars game title (96% - for the year ended December 31, 2022 and 99% for the year ended December 31, 2021). Of our total revenues, 348,032 (Note 26) is revenue recognized over a period of time and remaining revenue concerns revenue recognized at a point in time. During the years ended December 31, 2023, 2022 and 2021 no individual end customer accounted for more than 10% of our revenues.